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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended September 30, 2003
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Marshfield Associates
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Address: 21 Dupont Circle, NW
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         5th Floor
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         Washington, DC 20036
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris Niemczewski
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Title: Managing Director
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Phone: 202-828-6200
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Signature, Place, and Date of Signing:

/s/ CHRIS NIEMCZEWSKI              Washington, DC                11/12/03
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                                                       Marshfield Associates
                                                              FORM 13F
                                                             30-Sep-03


                                                                                                                 Voting Authority
                                                                                                                -------------------
                                                            Value      Shares/ Sh/  Put/  Invstmt  Other
Name of Issuer                Title of class   CUSIP       (x$1000)    Prn Amt Prn  Call  Dscretn  Managers     Sole   Shared  None
--------------                -------------- ---------     --------    ------- ---  ----  -------  --------     ----   ------  ----
Abbott Laboratories               COM        002824100        573        13475 SH         Sole                   13475
American Express Company          COM        025816109        203         4500 SH         Sole                    4500
American International Group      COM        026874107        926        16050 SH         Sole                   16050
Berkshire Hathaway Class A        COM        084670108      24075          321 SH         Sole                     321
Berkshire Hathaway Class B        COM        084670207      34183        13695 SH         Sole                   13695
CCC Information Services          COM        12487Q109      17699      1056007 SH         Sole                 1056007
Coca-Cola Company                 COM        191216100       1098        25555 SH         Sole                   25555
Disney (Walt) Company             COM        254687106        284        14087 SH         Sole                   14087
Dover Corp.                       COM        260003108       6600       186602 SH         Sole                  186602
Duke Energy Company               COM        264399106      71834      4033331 SH         Sole                 4033331
ExxonMobil Corporation            COM        30231G102        637        17406 SH         Sole                   17406
Federal Home Loan Mortgage Cor    COM        313400301       1443        27570 SH         Sole                   27570
First Data Corp                   COM        319963104        304         7601 SH         Sole                    7601
Gannett Inc.                      COM        364730101      14806       190899 SH         Sole                  190899
General Electric Company          COM        369604103       6392       214409 SH         Sole                  214409
Gillette Company, The             COM        375766102       1459        45613 SH         Sole                   45613
Harley-Davidson                   COM        412822108        231         4785 SH         Sole                    4785
Heineken Holdings NV Shs A        COM        N39338152        685        22100 SH         Sole                   22100
HomeFed Corp                      COM        43739D307        825        33347 SH         Sole                   33347
Intel Corp                        COM        458140100        714        25962 SH         Sole                   25962
Johnson & Johnson                 COM        478160104       6267       126557 SH         Sole                  126557
Leucadia National Corporation     COM        527288104      22862       604023 SH         Sole                  604023
Lindt & Sprungli                  COM                         276          380 SH         Sole                     380
Martin Marietta Materials         COM        573284106      66591      1826919 SH         Sole                 1826919
Mc Donald's Corporation           COM        580135101        337        14315 SH         Sole                   14315
Mercantile Bankshares Corp.       COM        587405101        340         8500 SH         Sole                    8500
Merck & Co., Inc.                 COM        589331107       1472        29080 SH         Sole                   29080
Microsoft Corporation             COM        594918104        750        26986 SH         Sole                   26986
Mohawk Industries                 COM        608190104      21579       302566 SH         Sole                  302566
Morgan Stanley                    COM        617446448        216         4271 SH         Sole                    4271
Nestle ADR (Regular Shares)       COM        641069406        928        16137 SH         Sole                   16137
Nestle SA Cham et Vevey (Regis    COM        H57312466        526         2300 SH         Sole                    2300
Nike Inc Cl B                     COM        654106103        258         4240 SH         Sole                    4240
Odyssey Re Holdings               COM        67612W108      63083      3065238 SH         Sole                 3065238
PepsiCo, Inc.                     COM        713448108      12132       264713 SH         Sole                  264713
Pfizer Inc.                       COM        717081103       1672        55028 SH         Sole                   55028
Sealed AirCorp                    COM        81211K100      19623       415481 SH         Sole                  415481
State Street Corp                 COM        857477103        545        12101 SH         Sole                   12101
Student Loan Corp                 COM        863902102        292         2450 SH         Sole                    2450
TJX Companies Inc                 COM        872540109      31495      1621776 SH         Sole                 1621776
Verizon Communications            COM        077853109        239         7368 SH         Sole                    7368
Washington Mutual Inc             COM        939322103      69610      1768100 SH         Sole                 1768100
Washington Post Co Cl B           COM        939640108       3422         5146 SH         Sole                    5146
Wells Fargo & Company             COM        949740104      26340       511455 SH         Sole                  511455
White Mountains Insurance Grou    COM        G9618E107     106249       267609 SH         Sole                  267609
Wyeth                             COM        983024100        297         6448 SH         Sole                    6448
YUM! Brands Inc                   COM        988498101      72780      2457109 SH         Sole                 2457109
REPORT SUMMARY                    47 DATA RECORDS          715150               0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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